Joint Ventures and Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Joint Ventures and Acquisitions (Tables)
Schedule of operation

Joint Venture Income Statement For the year ended June 30, 2019
Operating revenue	-

Expenses:
Management fees	228,500
Consulting fees	45,000
Legal and professional fees	24,781
Marketing expenses	23,888
Meals, entertainment and travel expenses	71,410
Project management expenses	13,413
General and administrative expenses	24,126
Depreciation	1,673
Total operating expenses	432,791

Loss from operations	(432,791)

Joint Ventures and Acquisitions activity

For the three months ended September 30, 2019

Operating Revenue	-

Expenses
Legal and professional fees	130
Meals, entertainment and travel	3,604
General and administrative	2,196
Depreciation	602
Loss from operations	(6.532)